RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY DISCLOSURES

During the year ended December 31, 2019, the Company had related party transactions with the following companies, related by way of directors and key management personnel:

●	Linx Partners Ltd., a private company controlled by John Lee, Director, CEO and Executive Chairman of Prophecy, provides management and consulting services to the Company.

●	MaKevCo Consulting Inc., a private company 50% owned by Greg Hall, Director of The Company, provides consulting services to the Company.

●	Sophir Asia Ltd., a private company controlled by Masa Igata, Director of The Company, provides consulting services to the Company.

A summary of related party transactions by related party is as follows:

	Year Ended December 31,
Related parties	2019	2018	2017
Directors and officers	$1,685,242	$1,265,152	$307,425
Linx Partners Ltd.	371,000	401,044	363,781
MaKevCo Consulting Inc.	21,400	21,200	23,600
Sophir Asia Ltd.	19,600	19,100	19,700
	$2,097,242	$1,706,496	$714,506

A summary of the transactions by nature among the related parties is as follows:

	Year Ended December 31,
Related parties	2019	2018	2017
Consulting and management fees	$218,500	$268,456	$247,525
Directors' fees	103,805	70,378	60,600
Mineral properties	1,171,585	631,610	201,875
Salaries	603,352	736,052	204,506
	$2,097,242	$1,706,496	$714,506

As at December 31, 2019, amounts due to related parties were $30,533 (December 31, 2018 - $4,634), (December 31, 2017 - $160,503) and included in accounts payable and accrued liabilities.

During the years ended December 31, 2012 and 2013, the Company shared administrative assistance, office space, and management with Nickel Creek Platinum Corp. (“Nickel”) pursuant to a Service Agreement dated January 1, 2012, consisting of fixed monthly fees of $40,000. During the year ended December 31, 2018, the Company received $50,000 as a debt settlement in satisfaction of an amount owing from Nickel for services rendered to Nickel and expenses incurred on behalf of Nickel, which was reflected on the consolidated statement of operations.